OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF OTHER ASSETS	Other assets consisted of the following:
	2023	2022
Deposits	$108,361	$73,226
Lease Maintenance Reserve	689,750	689,750
Total Other Assets	$798,111	$762,976